Distribution Across Property Type and Geographic Region for Commercial Mortgage Loans (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 5,904	$ 5,912	$ 6,140
Unamortized balance of loan origination fees and costs	2	2	3
% of total	100.00%	100.00%	100.00%
Allowance for losses	(40)	(42)	(51)
Total	5,866	5,872	6,092
Commercial Mortgage Loan
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	5,904	5,912	6,140
Unamortized balance of loan origination fees and costs	2	2	3
% of total	100.00%	100.00%	100.00%
Allowance for losses	(40)	(42)	(51)
Total	5,866	5,872	6,092
South Atlantic | Commercial Mortgage Loan
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,549	1,587	1,631
% of total	26.00%	27.00%	27.00%
Pacific | Commercial Mortgage Loan
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,582	1,553	1,539
% of total	27.00%	26.00%	25.00%
Middle Atlantic | Commercial Mortgage Loan
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	750	739	734
% of total	13.00%	13.00%	12.00%
East North Central | Commercial Mortgage Loan
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	451	468	557
% of total	8.00%	8.00%	9.00%
Mountain | Commercial Mortgage Loan
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	458	463	497
% of total	8.00%	8.00%	8.00%
West North Central | Commercial Mortgage Loan
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	374	353	337
% of total	6.00%	6.00%	5.00%
New England | Commercial Mortgage Loan
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	341	343	388
% of total	6.00%	6.00%	6.00%
West South Central | Commercial Mortgage Loan
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	259	265	298
% of total	4.00%	4.00%	5.00%
East South Central | Commercial Mortgage Loan
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	140	141	159
% of total	2.00%	2.00%	3.00%
Retail
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,953	1,895	1,898
% of total	33.00%	32.00%	31.00%
Industrial
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,584	1,603	1,707
% of total	27.00%	27.00%	28.00%
Office
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,595	1,580	1,590
% of total	27.00%	27.00%	26.00%
Apartments
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	542	552	641
% of total	9.00%	9.00%	10.00%
Mixed use/other
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 230	$ 282	$ 304
% of total	4.00%	5.00%	5.00%